Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2022
Commitments And Contingencies Disclosure [Abstract]
Summary of Lease Cost

The following table summarizes the Company’s costs included in the statements of operations related to right of use lease assets entered into through March 31, 2022 (in thousands):

Lease Cost	For the Three Months Ended March 31, 2022
Operating lease cost
Research and development	$3,744
General and administrative	302
Short-term lease cost	127
Sublease income	(63)
Total lease cost	$4,110

Summary of Right of Use Lease Assets

Other Information	For the Three Months Ended March 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$3,160
Weighted-average remaining lease term-operating leases	5.90
Weighted-average discount rate-operating leases	11.12%

Schedule of Future Minimum Lease Payments

The following table summarizes the Company’s contractual obligations as of March 31, 2022, and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

Maturity of Contractual Obligation
Years Ended December 31,	Operating Leases	Purchase Obligations
2022	$9,604	$6,385
2023	14,521	6,640
2024	13,551	6,000
2025	12,311	6,000
2026	12,292	6,000
Thereafter	17,937	6,000
Total payments	80,216	37,025
Less: imputed interest	(21,917)	—
Less: foreign exchange (gain)/loss	1,330	—
Total	$59,629	$37,025